Fair Value Measurement - Financial Instruments Carried at Fair Value by Consolidated Balance Sheet Caption and by Valuation Hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Valuation Hierarchy
Current assets	$ 24,100	$ 124,207
Long-term assets	34,744	93,302
Current liabilities	14,650	11
Long-term liabilities	1,209
Recurring | Commodity Derivative Instruments
Valuation Hierarchy
Current assets	24,100	124,207
Long-term assets	34,744	93,302
Current liabilities	14,650	11
Long-term liabilities	1,209
Recurring | Level 2 | Commodity Derivative Instruments
Valuation Hierarchy
Current assets	24,100	122,779
Long-term assets	36,384	93,302
Current liabilities	13,636	11
Long-term liabilities	892
Recurring | Level 3 | Commodity Derivative Instruments
Valuation Hierarchy
Current assets		$ 1,428
Long-term assets	(1,640)
Current liabilities	1,014
Long-term liabilities	$ 317